Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill	5 Goodwill The changes in the carrying value of goodwill is as follows:
Balance
RMB
As of December 31, 2015	4,223
Impairment losses	—

As of December 31, 2016	4,223